Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares
Amount Registered | shares	1,189,811
Proposed Maximum Offering Price per Unit	14.26
Maximum Aggregate Offering Price	$ 16,966,704.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,597.60
Offering Note	(1) These Class A ordinary shares of Endava plc (the "Registrant"), nominal value GBP 0.02 per share ("Ordinary Shares"), may be represented by the Registrant's American Depositary Shares ("ADSs"), each of which represents one Ordinary Share. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant that become issuable under the Registrant's 2018 Equity Incentive Plan (the "2018 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. (3) Represents Ordinary Shares that were automatically added to the Ordinary Shares authorized for issuance under the 2018 Plan on January 1, 2025, pursuant to an "evergreen" provision contained in the 2018 Plan. Pursuant to such "evergreen" provision contained in the 2018 Plan, on January 1st of each year from 2019 until (and including) 2028, the number of Ordinary Shares authorized for issuance under the 2018 Plan is automatically increased by a number equal to the amount equal to the lesser of (1) 2% of the total number of Ordinary Shares outstanding on December 31st of the preceding calendar year, or (2) a number of shares determined by the Registrant's board of directors. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act and based upon the price of $14.26 per ADS, which was the average of the high and low prices of the Registrant's ADSs as reported on the New York Stock Exchange on September 2, 2025.